Description of Hansol Acquisition	12 Months Ended
Dec. 31, 2025
Description Of Hansol Acquisition
Description of Hansol Acquisition

Note 1 – Description of Hansol Acquisition

On December 19, 2025, Playverse Co. Ltd. (“Playverse”), an indirect wholly owned subsidiary of K Wave Media Ltd. (the “Company” or “K Wave”), entered into a Share Purchase Agreement (the “Purchase Agreement”) with Hansol Holdings Co., Ltd., Lee Mi-sung and Cho Hyun-seung (collectively, the “Sellers”), pursuant to which Playverse agreed to purchase from the Sellers and the Sellers agreed to sell to Playverse an aggregate of 5,864,088 shares common stock (the “Purchased Shares”) of Hansol Inticube Co., an AI language and software development company with core capabilities in AI contact center solutions, voice recognition, chatbots, smart solutions and platform technologies (“Hansol”).

The Shares represent approximately 42.25% of the outstanding shares of common stock of Hansol. Pursuant to the Purchase Agreement, the aggregate purchase price for the Shares pursuant to was KRW15,000,337,104. The Purchase Agreement contains customary representations, warranties and covenants by the parties and customary indemnification obligations of the parties.